SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.4%
	Automobiles & Components — 2.0%
	Automobiles — 2.0%
	Ferrari N.V.	197,400	$ 40,674,270
			40,674,270
	Capital Goods — 2.1%
	Machinery — 1.1%
	Otis Worldwide Corp.	273,220	22,341,199
	Trading Companies & Distributors — 1.0%
	MonotaRO Co. Ltd.	885,892	20,972,105
			43,313,304
	Commercial & Professional Services — 5.4%
	Professional Services — 5.4%
	Experian plc	1,079,790	41,613,743
	Nihon M&A Center, Inc.	1,412,600	36,632,617
	Wolters Kluwer N.V.	316,356	31,780,096
			110,026,456
	Consumer Durables & Apparel — 4.7%
	Textiles, Apparel & Luxury Goods — 4.7%
	adidas AG	111,470	41,489,911
	LVMH Moet Hennessy Louis Vuitton SE	71,128	55,774,065
			97,263,976
	Consumer Services — 1.4%
	Hotels, Restaurants & Leisure — 1.4%
[a]	Evolution AB	185,441	29,304,450
			29,304,450
	Diversified Financials — 2.3%
	Capital Markets — 2.3%
[b]	Ajax I	1,025,824	10,217,207
	Japan Exchange Group, Inc.	1,646,500	36,607,003
			46,824,210
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
	Reliance Industries Ltd.	456,350	12,966,652
			12,966,652
	Food, Beverage & Tobacco — 4.5%
	Food Products — 4.5%
	Nestle S.A.	737,400	91,827,320
			91,827,320
	Materials — 3.9%
	Chemicals — 2.9%
	Air Liquide S.A.	205,325	35,949,915
	Sika AG	73,339	23,977,355
	Containers & Packaging — 1.0%
	SIG Combibloc Group AG	733,844	19,939,301
			79,866,571
	Media & Entertainment — 15.6%
	Entertainment — 7.2%
	Activision Blizzard, Inc.	722,930	68,996,439
[b]	Sea Ltd. ADR	86,891	23,860,269
[b]	Ubisoft Entertainment S.A.	790,055	55,309,133
	Interactive Media & Services — 8.4%
[b]	Baltic Classifieds Group plc	3,075,000	7,018,518
	carsales.com Ltd.	2,335,500	34,609,808
[b]	Hemnet Group AB	260,636	5,862,567

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Tencent Holdings Ltd.	1,128,300	$ 84,866,273
[b]	Yandex N.V. Class A	588,775	41,655,831
			322,178,838
	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
	Biotechnology — 1.5%
	CSL Ltd.	150,328	32,151,894
	Life Sciences Tools & Services — 2.7%
	Lonza Group AG	77,669	55,050,343
	Pharmaceuticals — 3.7%
	AstraZeneca plc	630,982	75,788,470
			162,990,707
	Real Estate — 0.9%
	Real Estate Management & Development — 0.9%
[b]	KE Holdings, Inc. ADR	397,857	18,969,822
			18,969,822
	Retailing — 14.3%
	Internet & Direct Marketing Retail — 12.4%
[b]	About You Holding AG	100,000	3,023,663
[b]	Alibaba Group Holding Ltd.	867,500	24,580,451
[b]	Alibaba Group Holding Ltd. Sponsored ADR	401,101	90,961,685
[a,b]	Boozt AB	858,985	18,869,747
[a,b]	Just Eat Takeaway.com N.V.	316,870	29,257,990
[b]	MercadoLibre, Inc.	45,324	70,605,274
	Prosus N.V.	183,197	17,914,617
	Multiline Retail — 1.9%
	B&M European Value Retail S.A.	4,937,701	39,151,404
			294,364,831
	Semiconductors & Semiconductor Equipment — 9.1%
	Semiconductors & Semiconductor Equipment — 9.1%
	ASML Holding N.V.	84,040	57,737,466
	SK Hynix, Inc.	391,652	44,341,899
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,027,000	85,996,052
			188,075,417
	Software & Services — 20.4%
	Information Technology Services — 18.3%
[b]	21Vianet Group, Inc. ADR	1,515,455	34,779,692
[a,b]	Adyen N.V.	40,044	97,837,028
[b]	Amadeus IT Group S.A.	280,984	19,764,049
	Edenred	317,180	18,071,424
[b]	GDS Holdings Ltd. ADR	166,655	13,080,751
[b]	Globant S.A.	35,752	7,836,123
	Mastercard, Inc. Class A	115,311	42,098,893
[b]	Shopify, Inc. Class A	42,041	61,421,060
	Visa, Inc. Class A	189,561	44,323,153
[b]	Wix.com Ltd.	132,397	38,432,201
	Software — 2.1%
[b]	Atlassian Corp. plc Class A	121,393	31,181,006
[b]	Blue Prism Group plc	463,224	5,190,300
[b]	Unifiedpost Group S.A.	443,632	7,238,265
			421,253,945
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
[a]	Cellnex Telecom S.A.	590,690	37,626,065
			37,626,065
	Transportation — 0.5%
	Air Freight & Logistics — 0.5%
	DSV Panalpina A/S	43,431	10,128,417
			10,128,417

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Total Common Stock (Cost $1,304,993,613)		2,007,655,251
	Short-Term Investments — 2.9%
[c]	Thornburg Capital Management Fund	6,108,194	$ 61,081,943
	Total Short-Term Investments (Cost $61,081,943)		61,081,943
	Total Investments — 100.3% (Cost $1,366,075,556)		$2,068,737,194
	Liabilities Net of Other Assets — (0.3)%		(6,901,884)
	Net Assets — 100.0%		$2,061,835,310

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $212,895,280, representing 10.33% of the Fund’s net assets.
b	Non-income producing.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$138,392,151	$318,802,305	$(396,112,513)	$-	$-	$61,081,943	$66,858